Leases - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases
2022	¥ 16,934
2023	8,762
2024 and thereafter	1,486
Total undiscounted lease payments	27,182
Less: imputed interest	(1,025)
Operating lease liabilities	26,157
Amounts due within 12 months	16,118	$ 2,337	¥ 14,819
Non-current lease liability	¥ 10,039	$ 1,456	¥ 16,292